Income Taxes (Details) $ / shares in Units, $ in Millions, ¥ in Billions	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2025 USD ($) jurisdiction $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Income taxes
Number of taxable jurisdictions | jurisdiction		2
Income tax rate (as a percent)		25.00%	25.00%	25.00%
Percentage research and development expenses	200.00%	150.00%					175.00%	175.00%	175.00%
Total income tax expenses		$ 144,521,000	$ 110,550,000	$ 145,287,000
Valuation allowance on deferred tax assets		154,000,000	147,700,000
Interest and penalties related to uncertain tax positions		$ 0	0
State Administration of Taxation, China
Income taxes
Income tax rate (as a percent)		25.00%
Non-China
Income taxes
Withholding tax in connection with the dividends paid and to be paid		$ 41,900,000	22,100,000	43,700,000
Total income tax expenses		$ 43,867,000	$ 22,671,000	$ 45,441,000
Cayman Islands
Income taxes
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)		0.00%
Hong Kong
Income taxes
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)		0.00%
Income tax rate (as a percent)		16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Withholding profits earned								$ 2	$ 2
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percentage)								8.25%	8.25%
China
Income taxes
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)		10.00%
Income tax rate (as a percent)		25.00%
Maximum percentage of withholding income tax on dividends distributed by subsidiaries to its immediate holding entity in Hong Kong		5.00%
Percentage of ownership interests held by foreign investors		25.00%								25.00%
Percentage of withholding income tax on dividends distributed by PRC subsidiaries to its immediate holding company in Hong Kong		5.00%
Total income tax expenses		$ 100,654,000	$ 87,879,000	$ 99,846,000
China | High and New Technology Enterprises
Income taxes
Preferential tax rate		15.00%	15.00%	15.00%
Weibo Technology
Income taxes
Preferential tax treatment recognized		$ 37,000,000	$ 46,300,000	$ 48,000,000
Effect of tax exemption and preferential tax on basic net income per share (USD per share) | $ / shares		$ 0.15	$ 0.2	$ 0.2
Weibo Technology | Weibo HK
Income taxes
Accrued additional withholding tax on retained earnings		$ 41,900,000	$ 22,100,000	$ 43,700,000
Proceeds from dividends received			401,600,000	406,100,000
Withholding tax In connection with dividends received			20,100,000	20,500,000
Total undistributed PRC earnings | ¥										¥ 17.7	¥ 20.3
Weibo Technology | Research and development
Income taxes
Total income tax expenses		(18,200,000)	(22,300,000)	(22,200,000)
Weibo Technology | High and New Technology Enterprises
Income taxes
Effect of preferential tax treatment		30,900,000	38,000,000	$ 42,200,000
Weibo HK
Income taxes
Total income tax expenses		$ 43,600,000	$ 22,100,000